MARCH 1, 2019

SUPPLEMENT TO

HARTFORD HIGH YIELD HLS FUND

SUMMARY PROSPECTUS DATED MAY 1, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

Effective immediately, David B. Marshak is no longer a portfolio manager for the Hartford High Yield HLS Fund. Christopher A. Jones, CFA will remain a portfolio manager to the Hartford High Yield HLS Fund. Accordingly, all references to Mr. Marshak are deleted in their entirety in the above referenced Summary Prospectus.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7466	March 2019